Vessels, net - Additional Information - Year 2016 (Details) $ in Thousands	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 30, 2016 USD ($)	Mar. 24, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 16, 2016 USD ($)	Oct. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 26, 2016 USD ($)	Oct. 18, 2016 USD ($)	Oct. 05, 2016 USD ($)	Sep. 27, 2016 USD ($)	Aug. 22, 2016 USD ($)
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ 9,623	$ 4,125	$ (106,343)
Debt assumed						59,262	79,000
Accounting for transactions under common control						$ 350	440
Secured Credit Facility at February 14, 2012
Cash prepayment	$ 15,000
Rangiroa, Negonego and Fakarava
Number of vessels								3
Vessels total sale price		$ 70,000
Disposal date						Mar. 31, 2016
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								$ (23,018)
Amount tranferred to the new owners	$ 12,060
Rangiroa, Negonego and Fakarava | Beneficially Owned Companies
Debt assumed		$ 102,070
Coronado Panamax vessel
Vessels total sale price													$ 4,250
Disposal date						Sep. 09, 2016
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								1,084
Oregon Panamax vessel
Vessels total sale price				$ 4,675
Disposal date						Sep. 21, 2016
Amount tranferred to the new owners				$ 7,825
Accounting for transactions under common control								281
Ocean Crystal Panamax vessel
Vessels total sale price												$ 3,720
Disposal date						Nov. 07, 2016
Sonoma Panamax vessel
Vessels total sale price											$ 3,950
Disposal date						Nov. 15, 2016
Sorrento Panamax vessel
Vessels total sale price										$ 6,700
Disposal date						Nov. 22, 2016
Ocean Crystal, Sonoma and Sorreto Panamax vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other			$ 3,020					(641)
Amalfi, Galveston and Samatan
Vessels total sale price									$ 15,000
Disposal date						Oct. 31, 2016
Amount tranferred to the new owners					$ 58,619
Accounting for transactions under common control								(476)
Vessels held for sale
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								$ (18,266)
Drybulk Carrier Vessels
Number of vessels								13
Gain on reclassification of vessels								$ 1,851
Offshore Support Vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other								$ (65,712)